UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

Rule 23c-2 Notice of Intention to

Redeem Securities

of

Nuveen New York Quality Municipal Income Fund

333 West Wacker Drive

Chicago, Illinois 60606

under the

Investment Company Act of 1940

Investment Company Act File No. 811-09135

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it may redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”).

(1)	Title of the class of securities of Nuveen New York Quality Municipal Income Fund (the “Fund”) to be redeemed:

Preferred shares of the series indicated below (“Preferred Shares”):

Variable Rate Demand Preferred Shares (“VRDP Shares”), Liquidation Preference $100,000 per share, of one or more of the following series:

Series 1 (CUSIP #67066X 701)

Adjustable Rate MuniFund Term Preferred Shares (“AMTP Shares”), Liquidation Preference $100,000 per share, of the following series:

Series 2028 (CUSIP #670654 102)

(2)	Date on which the securities are expected to be called or redeemed:

Date
Preferred Shares	During the period from December 1, 2025 to June 1, 2026

The Fund may redeem Preferred Shares on one or more different dates during the period set forth above, or on a subsequent date, and the redemption of any series in full may be effected on an earlier date, in each case, due to market conditions or otherwise as determined by the Board of Trustees of the Fund.

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The VRDP Shares selected for redemption are to be redeemed pursuant to Section 10(a) of Part I of the Statement Establishing and Fixing the Rights and Preferences of Series 1 Variable Rate Demand Preferred Shares. The AMTP Shares selected for redemption are to be redeemed pursuant to Section 2.5(c) of the Statement Establishing and Fixing the Rights and Preferences of Adjustable Rate MuniFund Term Preferred Shares, Series 2028.
(4)	The number of shares to be redeemed and the basis upon which the shares to be redeemed are to be selected:

The Fund may redeem up to 1,440 of its currently outstanding Preferred Shares from one or more of Series 1 VRDP Shares and/or Series 2028 AMTP Shares, as determined by the Fund. Within a series selected by the Fund for redemption in part, Preferred Shares of such series to be redeemed will be selected by lot (as determined by The Depository Trust Company).*

* The Fund may redeem up to the amount of Preferred Shares listed above, but may redeem less or none. A notice providing the final amount of Preferred Shares, if any, of each series to be redeemed by the Fund will be provided to the preferred shareholders of such series in accordance with the statement establishing and fixing the rights and preferences of the Preferred Shares of the applicable series of the Fund.

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SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 31st day of October, 2025.

Nuveen NEW YORK Quality Municipal Income Fund

By:	/s/ Mark L. Winget
Name:	Mark L. Winget
Title:	Vice President and Secretary

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